12. Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Computed ""expected"" tax expense (benefit) - Federal	$ (9,115,000)	$ (2,480,000)
Computed ""expected"" tax expense (benefit) - State	(1,616,000)	(438,000)
Derivative expense	7,370,000	135,000
Share based payments	66,000	77,300
Amortization of patent	2,000	1,000
Amortization of debt issue costs	56,000	54,000
Amortization of debt discount	798,000	572,000
Amortization of GE Trademark License	927,000	924,000
Change in valuation allowance	$ 1,552,000	$ 1,155,700